Insurance contract liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Insurance Contracts Liability [Abstract]
Disclosure Details Of Insurance Contracts Liability [Table Text Block]

(a)	This caption is comprised of the following:

	2021	2020
	S/(000)	S/(000)
Technical reserves for insurance premiums (b)	11,735,995	12,298,075
Technical reserves for claims (c)	222,063	203,648

	11,958,058	12,501,723

By term -
Short term	949,512	1,035,915
Long term	11,008,546	11,465,808

Total	11,958,058	12,501,723

Disclosure of amounts arising from insurance contracts [text block]
(b)	The movement of technical reserves for insurance premiums (disclosed by type of insurance) for the years ended December 31, 2021, 2020 and 2019, is as follows:

	2021						2020						2019
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	10,448,455	745,292	746,171	38,015	320,142	12,298,075	9,741,241	779,455	630,801	41,073	30,886	11,223,456	8,716,080	715,217	558,347	39,683	27,819	10,057,146
Insurance subscriptions	482,508	115	11,770	30,411	2,562	527,366	249,380	—	2,259	31,808	—	283,447	293,860	—	1,692	36,388	2,112	334,052
Acquisition of Mapfre portofolio (*)	—	—	—	—	—	—	—	—	—	—	292,499	292,499	—	—	—	—	—	—
Time passage adjustments (**)	(1,347,987)	(126,955)	131,533	(28,112)	(62,674)	(1,434,195)	162,654	(34,163)	110,102	(35,167)	(3,326)	200,100	823,644	64,238	122,416	(34,950)	955	976,303
Maturities and recoveries	—	—	(65,587)	—	—	(65,587)	—	—	(50,654)	—	—	(50,654)	—	—	(41,353)	—	—	(41,353)
Exchange differencies	340,703	—	69,105	448	80	410,336	295,180	—	53,663	301	83	349,227	(92,343)	—	(10,301)	(48)	—	(102,692)

End of year balances	9,923,679	618,452	892,992	40,762	260,110	11,735,995	10,448,455	745,292	746,171	38,015	320,142	12,298,075	9,741,241	779,455	630,801	41,073	30,886	11,223,456

(*)
In December 2019, the SBS authorized the transfer of risk insurance contracts from Complementary Insurance for High-risk Activities (henceforth “SCTR”, by its Spanish acronym), of Mapfre Peru Vida Compañía de Seguros y Reaseguros S.A. (henceforth “Mapfre”, an unrelated entity), which became effective on January 2, 2020. The assets received from these contracts included cash and financial debt instruments with a value equivalent to S/246,101,000. Likewise, the Group recognized a liability for technical reserves of premiums for S/292,499,000, the difference amounting to S/46,398,000, was recorded in the caption “Intangibles and goodwill, net”, as part of the “Other Intangibles”, see Note 9(a).

Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Table Text Block]
(**)	The table below presents the composition of the adjustments due to time passage as of December 31, 2021, 2020 and 2019:

	2021					2020					2019
	Annuities (***)	Life insurance	General insurance	SCTR	Total	Annuities (***)	Life insurance	General insurance	SCTR	Total	Annuities (***)	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Interest rate effect (***), Note 3.4(d)	(1,318,573)	—	—	(73,707)	(1,392,280)	333,761	—	—	(1,225)	332,536	1,001,073	—	—	—	1,001,073
Aging insured population effect	(325,914)	131,533	(28,112)	(6,705)	(229,198)	(257,549)	110,102	(35,167)	(7,495)	(190,109)	(168,154)	122,416	(34,950)	955	(79,733)
Inflation and other effects	169,545	—	—	17,738	187,283	52,279	—	—	5,394	57,673	54,963	—	—	—	54,963

Time passage adjustments	(1,474,942)	131,533	(28,112)	(62,674)	(1,434,195)	128,491	110,102	(35,167)	(3,326)	200,100	887,882	122,416	(34,950)	955	976,303

(***)	It includes retirement (disability and survival annuities) and “Renta Particular Plus – Vitalicio”.

(****)
Comprises the variations of the market interest rate in each period. The Company uses market rates. In 2021, 2020 and 2019, the rates for annuities, retirement, disability and survival annuities and SCTR in US Dollars decreased, fluctuating around 3.70 percent, 3.53 percent and 4.54 percent, respectively; whereas for annuities, retirement, disability and survival annuities and SCTR in adjustable S/ increased, fluctuating around 6.84 percent, 5.07 percent and 5.10 percent, respectively; and for annuities, retirement, disability and survival annuities and SCTR in S/ VAC increased, fluctuating around
3.77 percent, 2.05 percent and 1.89 percent, respectively.

Disclosure Details Of Technical Reserve Balances With Time [Table Text Block]

(c)	Below is the balance of technical reserves for outstanding claims (according to the type of insurance) as of December 31, 2021 and 2020:

	2021						2020
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Reported claims	12,233	61,700	46,411	12,514	5,762	138,620	8,201	71,473	33,093	13,740	6,801	133,308
IBNR	—	18,352	58,911	5,383	797	83,443	—	18,203	50,619	449	1,069	70,340

	12,233	80,052	105,322	17,897	6,559	222,063	8,201	89,676	83,712	14,189	7,870	203,648

Disclosure Detail Of Movement In Technical Reserves [Table Text Block]

The movement of technical reserves for claims for the years ended December 31, 2021, 2020 and 2019, is as follows:

	2021
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	8,201	89,676	83,712	14,189	7,870	203,648
Claims of the period	713,226	75,185	134,615	27,622	15,329	965,977
Adjustments to prior years claims	4,135	(22,096)	26,629	183	(790)	8,061
Payments	(713,309)	(62,713)	(142,013)	(23,877)	(15,850)	(957,762)
Exchange difference	(20)	—	2,379	(220)	—	2,139

End of year balances	12,233	80,052	105,322	17,897	6,559	222,063

	2020
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	3,691	116,130	60,032	13,250	10,072	203,175
Claims of the period	626,106	58,841	64,133	22,278	14,269	785,627
Adjustments to prior years claims	5,011	(17,764)	36,973	(3,064)	(1,482)	19,674
Payments	(626,632)	(67,531)	(78,393)	(18,394)	(14,989)	(805,939)
Exchange difference	25	—	967	119	—	1,111

End of year balances	8,201	89,676	83,712	14,189	7,870	203,648

	2019
	Annuities	Retirement, disability and survival annuities	Life insurance	General insurance	SCTR	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,812	214,061	55,873	11,616	10,146	293,508
Claims of the period	594,865	58,252	29,209	13,811	236	696,373
Adjustments to prior years claims	2,436	(25,756)	24,777	7,068	1,408	9,933
Payments	(595,417)	(130,427)	(49,633)	(19,236)	(1,718)	(796,431)
Exchange difference	(5)	—	(194)	(9)	—	(208)

End of year balances	3,691	116,130	60,032	13,250	10,072	203,175

Disclosure Detail Of Assumptions Used In Estimation Of Insurance Reserves [Table Text Block]

(e)	The main assumptions used in the estimation of retirement, disability and survival annuities and individual life reserves as of December 31, 2021 and 2020, include the following:

Type	Mortality table		Interest rate
	2021	2020	2021	2020
Annuities and Lifetime RPP	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		3.70% in US$ 3.77% in S/ VAC 6.84% adjustable in S/	3.53% in US$ 2.05% in S/ VAC 5.07% adjustable in S/
Retirement, disability and survival	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		3.77% in S/ VAC	2.05% in S/ VAC
SCTR insurance	SPP-S-2017, SPP-I-2017 with improvement factor for mortality		3.77% in S/ VAC	2.05% in S/ VAC
Individual life insurance contracts (included linked insurance contracts)	CSO 80 adjustable		4.00 - 5.00%	4.00 - 5.00%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
The sensitivity of the estimates used by the Group to measure its insurance risks is represented primarily by life insurance risks; the main variables as of December 31, 2021 and 2020, are the interest rates and the mortality tables. The Group has assessed the changes of the reserves related to its most significant life insurance contracts included in the reserves of annuities, retirement, disability and survival of +/- 100 basis points (bps) in the interest rates and of +/- 500 basis points (bps) of the mortality factors, being the results as follows:

	2021			2020
		Variation in reserves			Variation in reserves
Variables	Reserves	Amount	Percentage	Reserves	Amount	Percentage
	S/(000)	S/(000)%		S/(000)	S/(000)%
Annuities -
Portfolio in S/ and US Dollars - basis amount
Changes in interest rate: + 100 bps	8,995,287	(928,392)	(9.37)	9,363,723	(1,084,732)	(10.38)
Changes in interest rate: - 100 bps	11,041,604	1,117,925	11.27	11,778,806	1,330,351	12.73
Changes in mortality table at 105%	9,823,769	(99,910)	(1.01)	10,333,990	(114,465)	(1.10)
Changes in mortality table at 95%	10,028,431	104,752	1.06	10,568,733	120,278	1.15
Retirements, disability and survival -
Portfolio in S/ – basis amount
Changes in interest rate: + 100 bps	557,818	(60,634)	(9.80)	660,001	(85,291)	(11.44)
Changes in interest rate: - 100 bps	691,971	73,519	11.89	851,384	106,092	14.23
Changes in mortality table at 105%	611,223	(7,229)	(1.17)	735,321	(9,971)	(1.34)
Changes in mortality table at 95%	626,020	7,568	1.22	755,775	10,483	1.41
SCTR insurance -
Portfolio in S/ - basis amount
Changes in interest rate: + 100 bps	228,990	(31,120)	(11.96)	274,323	(45,819)	(14.31)
Changes in interest rate: - 100 bps	299,710	39,600	15.22	380,684	60,542	18.91
Changes in mortality table at 105%	258,161	(1,949)	(0.75)	317,191	(2,951)	(0.92)
Changes in mortality table at 95%	262,143	2,033	0.78	323,233	3,091	0.97